Contracted concessional assets (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			$ 8,161,129
Reversal of impairment				$ 6,000
Total, end of period			8,155,418	8,161,129
Depreciation, amortization, and impairment charges			408,604	310,755	$ 362,697
Impairment provision based on expected credit losses on contracted concessional financial assets			29,000
Repayment of debt			621,691	282,255	331,964
Cost [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			10,384,597	10,475,828
Additions			35,355	1,431
Subtractions			(72,883)	(22,872)
Business combinations (Note 5)			166,861	28,738
Translation differences			340,964	(69,700)
Reclassification and other movements			(30,857)	(28,828)
Total, end of period			10,824,037	10,384,597	10,475,828
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			872,945	902,508
Additions			0	0
Subtractions			0	0
Business combinations (Note 5)			102,560	0
Translation differences			(8,166)	(1,049)
Reclassification and other movements			(30,502)	(28,514)
Total, end of period			936,837	872,945	902,508
Cost [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			3,459	4,068
Additions			0	0
Subtractions			0	0
Business combinations (Note 5)			0	0
Translation differences			(163)	(295)
Reclassification and other movements			(355)	(314)
Total, end of period			2,941	3,459	4,068
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			9,183,011	9,265,742
Additions			29,213	91
Subtractions			(71,706)	(22,391)
Business combinations (Note 5)			0	2,067
Translation differences			326,791	(62,498)
Reclassification and other movements			0	0
Total, end of period			9,467,309	9,183,011	9,265,742
Cost [Member] | Intangible Assets Under IFRS 16 Lessee [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			60,618	60,808
Additions			1,832	0
Subtractions			(954)	(347)
Business combinations (Note 5)			385	0
Translation differences			4,349	157
Reclassification and other movements			0	0
Total, end of period			66,230	60,618	60,808
Cost [Member] | Other Intangible Assets [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			12,927	4,008
Additions			557	454
Subtractions			0	(15)
Business combinations (Note 5)			0	8,548
Translation differences			317	(68)
Reclassification and other movements			0	0
Total, end of period			13,801	12,927	4,008
Cost [Member] | Property, Plant and Equipment [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			251,637	238,694
Additions			3,753	886
Subtractions			(223)	(119)
Business combinations (Note 5)			63,916	18,123
Translation differences			17,836	(5,947)
Reclassification and other movements			0	0
Total, end of period			336,919	251,637	238,694
Depreciation, Amortization and Impairment [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(2,223,468)	(1,926,646)
Additions			(384,989)	(320,666)
Subtractions			18,253	10,204
Reversal of impairment			18,787
Business combinations (Note 5)			(3,797)
Translation differences			(93,405)	13,640
Total, end of period			(2,668,619)	(2,223,468)	(1,926,646)
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(57,258)	(63,285)
Additions			(27,111)	0
Subtractions			0	5,997
Reversal of impairment			0
Business combinations (Note 5)			(3,797)
Translation differences			476	30
Total, end of period			(87,689)	(57,258)	(63,285)
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			0	0
Additions			0	0
Subtractions			0	0
Reversal of impairment			0
Business combinations (Note 5)			0
Translation differences			0	0
Total, end of period			0	0	0
Depreciation, Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(2,055,946)	(1,766,179)
Additions			(338,393)	(305,702)
Subtractions			17,571	4,205
Reversal of impairment			18,787
Business combinations (Note 5)			0
Translation differences			(84,538)	11,730
Total, end of period			(2,442,520)	(2,055,946)	(1,766,179)
Depreciation, Amortization and Impairment [Member] | Intangible Assets Under IFRS 16 Lessee [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(6,585)	(3,341)
Additions			(3,527)	(3,294)
Subtractions			634	0
Reversal of impairment			0
Business combinations (Note 5)			0
Translation differences			(581)	50
Total, end of period			(10,060)	(6,585)	(3,341)
Depreciation, Amortization and Impairment [Member] | Other Intangible Assets [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(3,653)	(2,157)
Additions			(2,219)	(1,523)
Subtractions			0	0
Reversal of impairment			0
Business combinations (Note 5)			0
Translation differences			(238)	27
Total, end of period			(6,111)	(3,653)	(2,157)
Depreciation, Amortization and Impairment [Member] | Property, Plant and Equipment [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(100,026)	(91,684)
Additions			(13,739)	(10,147)
Subtractions			49	2
Reversal of impairment			0
Business combinations (Note 5)			0
Translation differences			(8,524)	1,803
Total, end of period			(122,239)	(100,026)	$ (91,684)
Solana [Member]
Movements of Contracted Concessional Assets [Abstract]
Depreciation, amortization, and impairment charges			$ 48,000
Percentage recoverable amount exceeds carrying amount			10.00%
Assumed percentage decrease in generation			5.00%
Assumed percentage increase in discount rate			0.50%
Repayment of debt			$ 22,200	$ 22,200
Solana [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate			3.80%
Solana [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate			4.30%
Solar Plants in Spain [Member]
Movements of Contracted Concessional Assets [Abstract]
Depreciation, amortization, and impairment charges			$ 23,000
Percentage recoverable amount exceeds carrying amount			6.00%
Assumed percentage decrease in generation			5.00%
Assumed percentage increase in discount rate			0.50%
Regulatory period of plant			25 years
Useful life of plant	35 years	25 years
Impairment provision based on expected credit losses on contracted concessional financial assets			$ 13,000
Solar Plants in Spain [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate			3.30%
Solar Plants in Spain [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate			3.80%
Cadonal [Member]
Movements of Contracted Concessional Assets [Abstract]
Reversal of impairment			$ 15,600
Palmatir [Member]
Movements of Contracted Concessional Assets [Abstract]
Reversal of impairment			$ 3,100